Note 17 - Changes in Other Comprehensive Loss (Details) - Other Comprehensive Loss (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive income/loss	$ 6,688	$ 13,116
Other comprehensive loss before reclassifications	(6,428)
Net change in other comprehensive loss	(6,428)
Accumulated Translation Adjustment [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive income/loss	6,688	13,116
Other comprehensive loss before reclassifications	(6,428)
Net change in other comprehensive loss	$ (6,428)